Schedule of Investments February 28, 2021 (unaudited)

Ecofin Global Renewables Infrastructure Fund

	Shares	Fair Value
Common Stock - 81.0% (1)
Australia Power - 2.2% (1)
Spark Infrastructure Group	2,583,078	$4,054,228

Belgium Power - 1.9% (1)
Elia Group SA/NV	31,866	3,435,803

Canada Power - 8.7% (1)
Algonquin Power & Utilities Corp.	267,587	4,144,382
Innergex Renewable Energy Inc.	187,562	3,549,028
TransAlta Renewables Inc.	527,665	8,367,342

		16,060,752

Chile Power - 3.1% (1)
Enel Chile S.A. (2)	78,380,707	5,768,006

Denmark Power - 3.7% (1)
Orsted A/S	42,703	6,882,735

Germany Power - 3.0% (1)
Encavis AG	259,618	5,475,049

Hong Kong Wind - 6.1% (1)
China Longyuan Power Group Corp. Ltd.	7,622,165	11,331,082

Hong Kong Transportation/Storage - 3.4% (1)
China Suntien Green Energy Corp Ltd.	20,489,085	6,400,534

Italy Power - 6.8% (1)
ERG SpA	223,092	6,369,187
Terna - Rete Elettrica Nazionale SpA	902,946	6,263,822

		12,633,009

Japan Power - 3.4% (1)
RENOVA, Inc. (2)	203,966	6,305,470

Norway Power - 2.5% (1)
Scatec Solar ASA	162,139	4,686,933

Portugal Power - 3.8% (1)
EDP - Energias de Portugal, S.A.	1,235,897	7,083,793

Spain Power - 4.2% (1)
Iberdrola, S.A.	620,810	7,779,930

United States Renewables and Power Infrastructure - 4.4% (1)
NextEra Energy, Inc.	109,989	8,081,992

United States Power - 20.2% (1)
Atlantica Yield plc	183,106	6,619,282
Covanta Holding Corporation	656,378	9,222,111
Edison International	160,985	8,691,580
Exelon Corporation	189,914	7,330,681
Public Service Enterprise Group Incorporated	103,546	5,573,881

		37,437,535

United States Solar - 3.7% (1)
Sunrun, Inc. (2)	110,413	6,909,646

Total Common Stock
(Cost $136,227,555)		150,326,497

Master Limited Partnerships - 6.1% (1)
United States Power - 3.6% (1)
Brookfield Renewable Partners LP	159,563	6,735,154

United States Renewables and Power Infrastructure - 2.5% (1)
NextEra Energy Partners LP	63,753	4,631,018

Total Master Limited Partnerships
(Cost $8,857,072)		11,366,172

Short-Term Investment - 4.9% (1)
United States Investment Company - 4.9% (1)
First American Government Obligations Fund, Class X, 0.03% (3)
(Cost $9,147,234)	9,147,234	9,147,234

Total Investments - 92.0% (1)
(Cost $154,231,861)		170,839,903
Other Assets in Excess of Liabilities, Net - 8.0%(1)		14,898,508

Total Net Assets - 100.0%(1)		$185,738,411

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 28, 2021.

SCHEDULE OF INVESTMENTS

Open Swap Contracts

February 28, 2021

Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*
Morgan Stanley	SSE PLC	8/17/2021	Pay	0.200% + Sterling Overnight Index Average	Monthly	114,436	$1,515,705	$(86,094)
Morgan Stanley	EDF	8/17/2021	Pay	0.200% + Euro Overnight Index Average	Monthly	363,705	4,347,907	(84,529)
Morgan Stanley	Greencoat UK Wind PLC	8/17/2021	Pay	0.200% + Sterling Overnight Index Average	Monthly	2,803,565	3,571,742	(140,614)
Morgan Stanley	National Grid PLC	8/17/2021	Pay	0.200% + Sterling Overnight Index Average	Monthly	322,938	2,604,172	(136,775)

								$(448,012)

*	Based on the net swap value held at each counterparty. Unrealized appreciation (depreciation) is a receivable (payable).

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Common Stock	$68,489,925	$81,836,572	$—	$150,326,497
Master Limited Partnerships	11,366,172	—	—	11,366,172
Short-Term Investment	9,147,234	—	—	9,147,234

Total Investments	$89,003,331	$81,836,572	$—	$170,839,903

As of February 28, 2021, the Fund’s Investments in other financial instruments* were classified as follows:

Swaps**	$—	$(448,012)	$—	$(448,012)

Total Other Financial Instruments	$—	$(448,012)	$—	$(448,012)

*	Other financial instruments are derivative instruments are reflected in the Schedule of Investments, such as swaps, futures and/or written options.
**	Swap contracts are valued at the net unrealized apprecation (depreciation) on the instrument by counterparty.

Refer	to the Fund’s Schedule of Investments for additional industry information.